Share Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares Stock_Unit Year Incentive_Plan	Dec. 31, 2018 USD ($) Year Incentive_Plan	Dec. 31, 2017 CAD ($) shares Stock_Unit Year	Dec. 31, 2016 Stock_Unit
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of cash-settled share based incentive plans | Incentive_Plan	2	2
Option vesting period	3 years	3 years
Option expiration term	7 years	7 years
Weighted average fair value of share options granted	$ 1.96		$ 1.59
Average risk-free interest rate	2.00%	2.00%	1.00%
Average expected life | Year	4	4	4
Expected forfeiture rate	5.00%	5.00%	5.00%
Expected volatility	56.00%	56.00%	54.00%
Stock-based compensation expense	$ (6,390,000)		$ 3,166,000
Employee Stock Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligible employees contribute	10.00%	10.00%
Employees matching contribute percentage	20.00%	20.00%
Compensation expense	$ 700,000		$ 800,000
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years	3 years
SARs outstanding | Stock_Unit	4,055,914		2,796,858	3,129,039
Stock-based compensation expense	$ (5,223,000)		$ (2,115,000)
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years	3 years
SARs outstanding | Stock_Unit	4,542,990		5,726,259	6,493,798
Stock-based compensation expense	$ (398,000)		$ 4,188,000
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
SARs outstanding	0		136,169	253,376
SARs vesting period	5 years	5 years
SARs expire period	10 years	10 years
SARs intrinsic value	$ 0		$ 0
Stock-based compensation expense			3,000
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price		$ 4.02
Stock-based compensation expense	$ 3,300,000		$ 3,200,000
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
SARs outstanding | shares	3,191,067		1,159,000
Weighted average share price	$ 4.29		$ 5.08
Weighted average fair value of share options granted	$ 6.22		$ 6.00
Average risk-free interest rate	2.30%	2.30%	1.20%
Average expected life | Year	3	3	3
Expected volatility	59.00%	59.00%	60.00%
Stock-based compensation expense	$ 5,900,000		$ 1,900,000
Expected dividend yield	0.00%	0.00%	0.00%